Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Convertible Preferred Shares
As of September 30, 2020, the number of preferred shares and the amount each class is convertible into is below:

	Number of Preferred Stock	Number of underlying Common stock
Series B Convertible Preferred Stock	17,303	2,220,552	*
Series C Convertible Preferred Stock	2,343	33,322
Total		2,253,874

* Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company’s discretion, but excluding effect of future conversion price adjustment, if any.

As of December 31, 2019, the Number of Preferred shares the amount each class is convertible into is below:

	Number of Preferred Stock	Number of underlying Common stock
Series B Convertible Preferred Stock	17,303	555,138	*
Series C Convertible Preferred Stock	34,370	122,204
Total		677,342

* Including the shares of common stock the holders of Series B Convertible Preferred Stock are entitled to receive as cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company’s discretion, but excluding effect of future conversion price adjustment, if any.

Schedule of Warrants Outstanding Activity

As of September 30, 2020, the Company has outstanding warrants to purchase an aggregate of 26,705,502 shares of common stock as follows:

	Number of underlying Common stock	Weighted average exercise price
Series A Warrants	1,107	$8,750.00
Series B Warrants	2,448	$3,500.00
Series D Warrants	766,698	$15.00
Series E Warrants	2,972,221	$1.80
Series F Warrants	22,688,900	$0.50
Underwriter Warrants	274,029	$0.50
Other warrants	99	$21,993.00

Total Warrants	26,705,502	$1.82

As of December 31, 2019, the Company has outstanding warrants to purchase an aggregate of 4,016,817 shares of common stock as follows:

	Number of underlying Common stock	Weighted average exercise price
Series A Warrants	1,102	$8,750.00
Series B Warrants	2,448	$3,500.00
Series D Warrants	806,698	$15.19
Series E Warrants	2,972,221	$1.80
April 2019 Underwriter Warrants	34,955	$6.25
September 2019 Underwriter Warrants	194,444	$2.25
Other warrants	4,949	$11,258.00

Total Warrants	4,016,817	$22.95

Schedule of Stock Options Granted
The following table summarizes information about stock options granted to employees:

	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding - beginning of period	164	$184,656	220	$247,835
Granted	-
Forfeited	(4)	4,423	(56)	432,861
Exercised	-	-
Outstanding -end of period	160	$189,162	164	$184,656
Exercisable at the end of the period	160	$189,162	139	$216,819

The following table summarizes information about stock options granted to non-employees:

	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding - beginning of period	20	$1,693,174	24	$1,542,073
Granted	-	-	-	-
Forfeited	(4)	1,617,338	(4)	786,556
Exercised	-	-	-	-
Outstanding - end of period	16	1,711,975	20	$1,693,174
Exercisable at the end of the period	16	1,711,975	18	$1,689,533

Schedule of Information About Restricted Shares to Employees
The following table summarizes information about restricted stock granted to employees:

	Year ended December 31
	2019	2018
	Number of restricted stock
Outstanding - beginning of period	19	48
Reverse Split Adjustments	(127)	0
Granted	70,582	0
Forfeited	(838)	(8)
Vested	(5)	(21)
Outstanding - end of period	69,631	19

Schedule of Warrants and Options Outstanding and Exercisable
The following table provides additional information about all options outstanding and exercisable:

	Outstanding as of December 31, 2019
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable
$0	2	2.40	2
$175 and above	174	5.89	174
	176	5.85	176

Schedule of Allocation of Total Share-based Compensation Expense
The following table summarizes the allocation of total share-based compensation expense in the consolidated statements of operations:

	Year ended December 31
	2019	2018
	($ in thousands)
Cost of revenues	$14	$4
Research and development	10	-
Sales and marketing	29	6
General and administrative	272	60
	$325	$70